Employee benefit obligations - Schedule of amounts recognized for the legacy SES postretirement benefit plan (Detail) - EUR (€) € in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of amounts recognized for the legacy SES postretirement benefit plan [Line Items]
Benefit Payments From The Plan	€ 0
Interest expense	6
Interest income	(6)
SES postretirement benefit plan [Member]
Disclosure Of amounts recognized for the legacy SES postretirement benefit plan [Line Items]
Accumulated Projected Benefit Obligation (APBO) Beginning Period		€ 7	€ 6
Benefit Payments From The Plan		(1)	(1)
Actuarial loss (gain)		0	2
Interest expense		0	0
Interest income		0	0
Accumulated Projected Benefit Obligation (APBO) end of year	€ 6	€ 6	€ 7